Income Taxes - Tax effects to additional paid in capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Adjustment to Additional Paid in Capital, Income Tax Effect from Share-based Compensation, Net [Abstract]
Excess tax benefit from stock-based compensation	$ 1.0	$ (0.1)
Income tax (benefit) expense to other comprehensive income	$ 1.9	$ 5.7	$ (1.7)